Annual Total Returns- Vanguard Short-Term Federal Fund (Retail) [BarChart] - Retail - Vanguard Short-Term Federal Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.76%	1.44%	(0.35%)	1.17%	0.73%	1.14%	0.70%	1.26%	4.09%	4.35%